Recent accounting standards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Goodwill	$ 0.0	$ 3.2
Loss on impairment of goodwill	$ 3.2	$ 0.0	$ 0.0